Intangible assets and goodwill - Summary of Goodwill and Trademarks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	$ 48,767	$ 55,929
Effect of foreign currency exchange rate differences	1,681	(7,162)
Ending balance, Goodwill and trademarks	50,448	48,767
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	46,460	53,282
Effect of foreign currency exchange rate differences	1,601	(6,822)
Ending balance, Goodwill and trademarks	48,061	46,460
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	2,307	2,647
Effect of foreign currency exchange rate differences	80	(340)
Ending balance, Goodwill and trademarks	$ 2,387	$ 2,307